UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Senior Debt Portfolio

Annual Shareholder Report October 31, 2025

This annual shareholder report contains important information about the Senior Debt Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Floating-Rate Advantage Fund. You can also request this information by contacting us at 1-800-262-1122.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Senior Debt Portfolio	$190	1.85%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Morningstar® LSTA® US Leveraged Loan Index (the Index):

↓ Loan selection in the professional services, machinery, and energy equipment and services industries detracted most from Index-relative returns

↓ Loan selection and an underweight in the single B credit tier generally weighed on Index-relative returns

↓ The largest single detractor from performance was an overweight to a contract producer and packager of beverages that completed an out-of-court restructuring

↑ The Fund’s allocation to secured high-yield bonds aided returns, as these fixed-rate bonds benefited from the interest-rate environment and outpaced the Index

↑ The Fund’s allocation to debt tranches of collateralized loan obligations (CLOs) helped returns, as CLO debt rated BBB and BB generally outperformed the Index

↑ Loan selection was positive in automobile components. The Fund’s top contributor was an underweight to a defaulted auto components company

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Senior Debt Portfolio	Bloomberg U.S. Universal Index	Morningstar® LSTA® US Leveraged Loan Index℠
10/15	$10,000	$10,000	$10,000
11/15	$9,871	$9,964	$9,912
12/15	$9,736	$9,914	$9,808
1/16	$9,646	$10,023	$9,744
2/16	$9,591	$10,094	$9,693
3/16	$9,969	$10,218	$9,960
4/16	$10,218	$10,288	$10,158
5/16	$10,312	$10,296	$10,248
6/16	$10,297	$10,477	$10,250
7/16	$10,472	$10,563	$10,397
8/16	$10,569	$10,575	$10,475
9/16	$10,704	$10,577	$10,566
10/16	$10,819	$10,507	$10,653
11/16	$10,839	$10,271	$10,681
12/16	$10,996	$10,301	$10,805
1/17	$11,069	$10,338	$10,865
2/17	$11,135	$10,418	$10,920
3/17	$11,166	$10,414	$10,928
4/17	$11,217	$10,500	$10,976
5/17	$11,270	$10,581	$11,016
6/17	$11,280	$10,573	$11,011
7/17	$11,355	$10,625	$11,087
8/17	$11,357	$10,717	$11,082
9/17	$11,419	$10,679	$11,126
10/17	$11,496	$10,692	$11,192
11/17	$11,517	$10,676	$11,205
12/17	$11,562	$10,723	$11,250
1/18	$11,681	$10,620	$11,358
2/18	$11,713	$10,519	$11,380
3/18	$11,759	$10,572	$11,412
4/18	$11,816	$10,501	$11,460
5/18	$11,832	$10,559	$11,479
6/18	$11,847	$10,543	$11,492
7/18	$11,951	$10,565	$11,577
8/18	$12,011	$10,618	$11,624
9/18	$12,092	$10,572	$11,704
10/18	$12,087	$10,484	$11,700
11/18	$11,961	$10,531	$11,594
12/18	$11,593	$10,696	$11,299
1/19	$11,939	$10,843	$11,587
2/19	$12,136	$10,855	$11,771
3/19	$12,093	$11,051	$11,751
4/19	$12,306	$11,066	$11,945
5/19	$12,250	$11,236	$11,919
6/19	$12,271	$11,395	$11,948
7/19	$12,367	$11,429	$12,044
8/19	$12,331	$11,687	$12,011
9/19	$12,385	$11,637	$12,067
10/19	$12,310	$11,674	$12,012
11/19	$12,385	$11,672	$12,083
12/19	$12,637	$11,689	$12,276
1/20	$12,701	$11,899	$12,344
2/20	$12,512	$12,077	$12,181
3/20	$10,648	$11,841	$10,674
4/20	$11,143	$12,078	$11,155
5/20	$11,606	$12,191	$11,578
6/20	$11,793	$12,293	$11,710
7/20	$12,018	$12,509	$11,939
8/20	$12,245	$12,437	$12,118
9/20	$12,301	$12,414	$12,194
10/20	$12,334	$12,370	$12,219
11/20	$12,697	$12,531	$12,491
12/20	$12,874	$12,575	$12,659
1/21	$13,042	$12,496	$12,810
2/21	$13,121	$12,334	$12,885
3/21	$13,117	$12,191	$12,885
4/21	$13,176	$12,293	$12,951
5/21	$13,257	$12,340	$13,026
6/21	$13,325	$12,430	$13,074
7/21	$13,319	$12,555	$13,073
8/21	$13,416	$12,547	$13,135
9/21	$13,496	$12,440	$13,219
10/21	$13,515	$12,429	$13,254
11/21	$13,469	$12,444	$13,233
12/21	$13,570	$12,436	$13,318
1/22	$13,589	$12,163	$13,366
2/22	$13,501	$11,998	$13,298
3/22	$13,509	$11,676	$13,304
4/22	$13,481	$11,240	$13,333
5/22	$13,076	$11,302	$12,992
6/22	$12,636	$11,076	$12,710
7/22	$13,017	$11,355	$12,981
8/22	$13,209	$11,060	$13,177
9/22	$12,776	$10,583	$12,877
10/22	$12,922	$10,467	$13,005
11/22	$13,165	$10,857	$13,161
12/22	$13,163	$10,820	$13,215
1/23	$13,600	$11,156	$13,568
2/23	$13,678	$10,882	$13,646
3/23	$13,640	$11,137	$13,642
4/23	$13,798	$11,205	$13,785
5/23	$13,747	$11,089	$13,760
6/23	$14,051	$11,072	$14,071
7/23	$14,278	$11,083	$14,252
8/23	$14,485	$11,016	$14,419
9/23	$14,577	$10,753	$14,558
10/23	$14,498	$10,592	$14,555
11/23	$14,764	$11,068	$14,733
12/23	$15,064	$11,488	$14,976
1/24	$15,156	$11,461	$15,077
2/24	$15,284	$11,323	$15,214
3/24	$15,434	$11,435	$15,343
4/24	$15,489	$11,167	$15,436
5/24	$15,639	$11,352	$15,581
6/24	$15,691	$11,456	$15,635
7/24	$15,811	$11,716	$15,742
8/24	$15,930	$11,889	$15,842
9/24	$16,012	$12,052	$15,955
10/24	$16,156	$11,778	$16,092
11/24	$16,301	$11,902	$16,225
12/24	$16,396	$11,722	$16,317
1/25	$16,507	$11,793	$16,429
2/25	$16,524	$12,037	$16,447
3/25	$16,374	$12,034	$16,395
4/25	$16,338	$12,077	$16,386
5/25	$16,641	$12,015	$16,641
6/25	$16,775	$12,203	$16,775
7/25	$16,860	$12,185	$16,922
8/25	$16,944	$12,331	$16,997
9/25	$17,044	$12,462	$17,072
10/25	$17,112	$12,544	$17,109

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Senior Debt Portfolio	5.91%	6.76%	5.51%
Bloomberg U.S. Universal Index	6.51%	0.28%	2.29%
Morningstar®LSTA® US Leveraged Loan Index℠	6.32%	6.96%	5.51%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$5,518,265,930
# of Portfolio Holdings	654
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$30,035,439

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Asset Allocation (% of total investments)

Senior Floating-Rate Loans
88.6%
Corporate Bonds
6.2%
Asset-Backed Securities
2.1%
Short-Term Investments
1.2%
Common Stocks
1.1%
Other†
0.8%

Value	Value
OtherFootnote Reference†	0.8%
Common Stocks	1.1%
Short-Term Investments	1.2%
Asset-Backed Securities	2.1%
Corporate Bonds	6.2%
Senior Floating-Rate Loans	88.6%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of total investments)Footnote Referencea

Value	Value
Not Rated	3.1%
CCC or Lower	3.9%
B	64.1%
BB	24.4%
BBB	4.5%
Footnote	Description
Footnote[a]	Excludes Short-Term Investments and Equities. Ratings are categorized using S&P Global Ratings (“S&P”). Ratings range from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2026 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio decreased from the prior fiscal year primarily due to a decrease in expenses related to financing activities.

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Floating-Rate Advantage Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2025

SD Port.-TSR-AR

(b) Not applicable

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that George J. Gorman, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or the liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/24	10/31/25
Audit Fees	$129,400	$129,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$1,942

Total	$129,400	$131,342

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2024 and October 31, 2025; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/24	10/31/25
Registrant	$0	$1,942
Eaton Vance(1)	$18,490	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments

Asset-Backed Securities — 2.8%
Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.444%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$7,000	$ 7,048,608
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 10.039%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	4,000	4,014,396
Barings CLO Ltd., Series 2015-1A, Class DR, 6.746%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	2,500	2,505,348
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 11.096%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,604,874
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 7.581%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	3,500	3,522,484
Series 2025-29A, Class E, 10.631%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	4,000	4,046,640
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class D1, 7.068%, (3 mo. SOFR + 2.75%), 7/25/38(1)(2)	2,000	2,004,800
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class ER2, 8.782%, (3 mo. SOFR + 4.90%), 1/17/38(1)(2)	3,000	2,989,500
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.784%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	995,287
BlueMountain CLO Ltd.:
Series 2015-3A, Class CR, 6.746%, (3 mo. SOFR + 2.862%), 4/20/31(1)(2)	5,000	4,973,350
Series 2015-3A, Class DR, 9.546%, (3 mo. SOFR + 5.662%), 4/20/31(1)(2)	3,000	2,627,040
Series 2016-3A, Class DR, 7.573%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,489,278
Series 2016-3A, Class ER, 10.423%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,470,084
Series 2018-1A, Class D, 7.15%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,471,780
Series 2018-1A, Class E, 10.05%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,690,000
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.986%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,250	1,224,871
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.276%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,975,145
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.605%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,950,960
Bryant Park Funding Ltd., Series 2023-19A, Class D1R, 6.705%, (3 mo. SOFR + 2.80%), 4/15/38(1)(2)	1,000	1,001,567
Security	Principal Amount (000's omitted)	Value
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.866%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	$4,875	$ 4,851,449
Series 2016-1A, Class ER, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,954,504
Series 2016-2A, Class ER, 10.166%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	4,315,216
Series 2018-1A, Class D, 7.066%, (3 mo. SOFR + 3.162%), 7/15/31(1)(2)	3,000	3,006,810
Series 2018-1A, Class E, 9.916%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	2,750	2,746,722
Series 2019-1A, Class ERR, 11.405%, (3 mo. SOFR + 7.50%), 7/15/37(1)(2)	5,340	5,332,321
Carlyle U.S. CLO Ltd., Series 2019-4A, Class DR, 10.505%, (3 mo. SOFR + 6.60%), 4/15/35(1)(2)	3,000	3,020,424
CIFC Funding Ltd.:
Series 2022-1A, Class E, 10.282%, (3 mo. SOFR + 6.40%), 4/17/35(1)(2)	750	754,115
Series 2022-4A, Class DR, 6.594%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	1,750	1,754,370
Dryden CLO Ltd.:
Series 2018-55A, Class D, 7.016%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,506,189
Series 2018-55A, Class E, 9.566%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,970,352
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.766%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	7,000	7,027,650
Series 2015-41A, Class ER, 9.466%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,205,912
Series 2016-42A, Class D1AR, 7.205%, (3 mo. SOFR + 3.30%), 7/15/37(1)(2)	2,500	2,508,007
Series 2016-42A, Class ERR, 10.405%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,508,732
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.04%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,971,524
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.284%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,550	1,538,484
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.505%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,422,965
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class ER2, 10.505%, (3 mo. SOFR + 6.60%), 4/15/37(1)(2)	750	751,473
Marble Point CLO XXIV Ltd., Series 2022-1A, Class D1, 8.124%, (3 mo. SOFR + 4.24%), 4/20/35(1)(2)	2,000	2,005,244
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.758%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	2,600	2,595,531

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Neuberger Berman Loan Advisers CLO 59 Ltd., Series 2024-59A, Class E, 8.66%, (3 mo. SOFR + 4.80%), 1/23/39(1)(2)	$3,000	$ 3,019,185
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.884%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	1,300	1,310,540
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.713%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	2,500	2,506,250
Orion CLO Ltd., Series 2025-6A, Class E, 9.30%, (3 mo. SOFR + 5.25%), 10/20/38(1)(2)	6,000	5,972,988
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 10.977%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	2,000	1,986,800
Series 2021-2A, Class ER, 9.005%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	1,003,380
RAD CLO 11 Ltd., Series 2021-11A, Class E, 10.416%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	750	751,951
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.666%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	1,050	1,034,647
RAD CLO 30 Ltd., Series 2025-30A, Class D, 9.066%, (3 mo. SOFR + 5.10%), 10/15/38(1)(2)	4,000	4,005,060
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.979%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	3,500	3,504,445
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.382%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	3,000	3,013,677
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.215%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,500	1,464,527
Upland CLO Ltd.:
Series 2016-1A, Class CR, 7.046%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,513,374
Series 2016-1A, Class DR, 10.046%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	2,125	2,117,818
Voya CLO Ltd., Series 2015-3A, Class DR, 10.346%, (3 mo. SOFR + 6.462%), 10/20/31(1)(2)	5,500	5,272,294
Wellfleet CLO Ltd., Series 2021-3A, Class E, 11.266%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	1,050	1,038,771
Total Asset-Backed Securities (identified cost $153,208,779)		$ 151,869,713

Common Stocks — 1.4%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	168	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	199,603	$ 2,794,442
		$ 2,794,442
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)(5)	342,076	$ 1,047,608
		$ 1,047,608
Diversified Financial Services — 0.0%
Sprint IntermediateCo BV(3)(4)(5)	42,551	$ 0
Sprint IntermediateCo BV(3)(4)(5)	118,644	0
		$ 0
Electronic Equipment, Instruments & Components — 0.5%
Luxco Co. Ltd.(4)(5)	229,392	$ 3,848,472
Range Red Acquisitions LLC, Class A1(3)(4)(5)	10,660	21,204,126
		$ 25,052,598
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	50,519	$ 663,314
		$ 663,314
Entertainment — 0.0%†
New Cineworld Ltd.(4)(5)	113,548	$ 2,431,176
		$ 2,431,176
Health Care — 0.3%
Akorn Holding Co. LLC(3)(4)(5)	792,089	$ 0
Cano Health, Inc.(4)(5)	380,806	1,071,017
Envision Parent, Inc.(4)(5)	953,838	14,704,843
		$ 15,775,860
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	1,401,999	$ 13,248,891
Serta SSB Equipment Co.(3)(4)(5)	1,401,999	0
		$ 13,248,891

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Shares	Value
Investment Companies — 0.0%
Aegletes BV(3)(4)(5)	138,671	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	60,861	$ 5,325,338
		$ 5,325,338
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	281,241	$ 0
		$ 0
Pharmaceuticals — 0.2%
Mallinckrodt International Finance SA(4)(5)	107,065	$ 11,027,695
		$ 11,027,695
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	2,960	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(3)(4)(5)	390,679	$ 0
		$ 0
Total Common Stocks (identified cost $112,376,609)		$ 77,366,922

Corporate Bonds — 7.9%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.4%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$2,450	$ 2,504,127
TransDigm, Inc.:
6.75%, 8/15/28(1)	3,825	3,905,237
6.875%, 12/15/30(1)	15,000	15,586,845
		$ 21,996,209
Air Transport — 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$2,412	$ 2,420,140
5.75%, 4/20/29(1)	14,475	14,613,555
United Airlines, Inc., 4.375%, 4/15/26(1)	2,215	2,211,811
		$ 19,245,506
Security	Principal Amount (000's omitted)	Value
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$4,925	$ 5,257,792
		$ 5,257,792
Automotive — 0.0%†
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$650	$ 665,783
		$ 665,783
Building and Development — 0.1%
Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/31(1)	$2,500	$ 2,634,460
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	649	648,393
		$ 3,282,853
Business Equipment and Services — 0.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$18,725	$ 18,352,818
4.625%, 6/1/28(1)	20,575	20,151,736
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	928	931,272
		$ 39,435,826
Capital Markets — 0.2%
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	$10,400	$ 10,729,259
		$ 10,729,259
Chemicals — 0.3%
Olympus Water U.S. Holding Corp.:
4.25%, 10/1/28(1)	$10,050	$ 9,655,133
7.25%, 2/15/33(1)	9,525	9,489,085
		$ 19,144,218
Commercial Services — 0.2%
Herc Holdings, Inc., 7.00%, 6/15/30(1)	$2,750	$ 2,880,182
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	10,450	10,328,885
		$ 13,209,067
Computers — 0.2%
Diebold Nixdorf, Inc., 7.75%, 3/31/30(1)	$11,950	$ 12,684,363
		$ 12,684,363

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$5,375	$ 5,855,004
		$ 5,855,004
Diversified Telecommunication Services — 0.7%
Altice France SA:
6.50%, 10/15/31(1)	$1,232	$ 1,176,214
6.50%, 3/15/32(1)	15,614	14,963,743
9.50%, 11/1/29(1)	17,327	17,670,767
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	7,625	7,092,934
		$ 40,903,658
Drugs — 0.2%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$10,050	$ 9,854,237
		$ 9,854,237
Electronics/Electrical — 0.3%
Imola Merger Corp., 4.75%, 5/15/29(1)	$15,700	$ 15,489,076
		$ 15,489,076
Engineering & Construction — 0.1%
Artera Services LLC, 8.50%, 2/15/31(1)	$6,375	$ 5,522,338
		$ 5,522,338
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$5,275	$ 5,322,222
		$ 5,322,222
Health Care — 0.8%
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	$1,000	$ 1,046,250
Global Medical Response, Inc., 7.375%, 10/1/32(1)	2,530	2,649,138
Medline Borrower LP, 3.875%, 4/1/29(1)	21,150	20,556,349
Tenet Healthcare Corp., 4.25%, 6/1/29	22,375	21,894,103
		$ 46,145,840
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp., 4.00%, 8/1/28(1)	$31,975	$ 31,474,920
		$ 31,474,920
Household Products — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 6/30/31(1)	$5,000	$ 3,733,915
		$ 3,733,915
Security	Principal Amount (000's omitted)	Value
Insurance — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 1/15/31(1)	$5,250	$ 5,442,664
AmWINS Group, Inc., 6.375%, 2/15/29(1)	12,350	12,596,555
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	14,525	15,023,237
		$ 33,062,456
Machinery — 0.3%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$12,300	$ 12,052,332
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	4,950	4,947,908
		$ 17,000,240
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$3,500	$ 3,383,284
		$ 3,383,284
Real Estate Investment Trusts (REITs) — 0.1%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	$7,493	$ 7,557,408
		$ 7,557,408
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$6,790	$ 6,500,812
		$ 6,500,812
Software — 0.7%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$19,590	$ 20,604,449
9.00%, 9/30/29(1)	5,100	5,279,494
UKG, Inc., 6.875%, 2/1/31(1)	10,525	10,842,097
		$ 36,726,040
Technology — 0.4%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$10,575	$ 10,191,185
NCR Atleos Corp., 9.50%, 4/1/29(1)	8,700	9,401,524
		$ 19,592,709

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.1%
VMED O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$4,375	$ 3,997,712
		$ 3,997,712
Total Corporate Bonds (identified cost $436,989,300)		$ 437,772,747

Exchange-Traded Funds — 0.7%
Security	Shares	Value
Income Funds — 0.7%
Eaton Vance Floating-Rate ETF(6)	772,500	$ 38,215,575
Total Exchange-Traded Funds (identified cost $38,829,240)		$ 38,215,575

Preferred Stocks — 0.3%
Security	Shares	Value
Beverages — 0.2%
Citybrewing Topco LLC(3)(4)	1,578,200	$ 12,625,600
		$ 12,625,600
Pharmaceuticals — 0.0%
Mallinckrodt PLC(3)(4)	4,859,628,420	$ 0
		$ 0
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	109,603	$ 2,657,873
Series G1(4)	75,723	1,826,817
		$ 4,484,690
Total Preferred Stocks (identified cost $17,702,761)		$ 17,110,290

Senior Floating-Rate Loans — 114.0%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.3%
Aernnova Aerospace SAU, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	7,550	$ 8,680,752
Borrower/Description	Principal Amount* (000's omitted)	Value
Aerospace and Defense (continued)
Air Comm Corp. LLC:
Term Loan, 6.715% - 6.74%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR+ 2.75%), 12/11/31	17,844	$ 17,888,901
Term Loan, 12/11/31(8)	868	869,866
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.687%, (3 mo. USD Term SOFR + 3.75%), 2/11/32	8,283	8,330,010
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)	1,184	716,167
Kaman Corp.:
Term Loan, 6.427%, (3 mo. USD Term SOFR + 2.50%), 2/26/32(8)	1,215	1,220,099
Term Loan, 6.544% - 6.699%, (3 mo. USD Term SOFR + 2.50%, 6 mo. USD Term SOFR + 2.50%), 2/26/32	12,852	12,903,809
Novaria Holdings LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/6/31	3,891	3,902,837
TransDigm, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/22/30	36,982	37,053,320
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 2/28/31	26,556	26,621,601
Vista Management Holding, Inc., Term Loan, 7.735%, (3 mo. USD Term SOFR + 3.75%), 4/1/31	7,895	7,964,333
		$ 126,151,695
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 8.255%, (3 mo. USD Term SOFR + 4.00%), 4/8/30	11,935	$ 12,003,199
Stonepeak Nile Parent LLC, Term Loan, 4/9/32(10)	1,000	1,000,105
		$ 13,003,304
Airlines — 0.8%
American Airlines, Inc.:
Term Loan, 6.134%, (3 mo. USD Term SOFR + 2.25%), 4/20/28	43,101	$ 43,199,323
Term Loan, 7.134%, (3 mo. USD Term SOFR + 3.25%), 5/28/32	2,985	2,999,925
		$ 46,199,248
Apparel & Luxury Goods — 0.9%
Beach Acquisition Bidco LLC, Term Loan, 7.308%, (3 mo. USD Term SOFR + 3.25%), 9/12/32	15,075	$ 15,175,475

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Apparel & Luxury Goods (continued)
Gloves Buyer, Inc., Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 5/21/32		26,775	$ 26,457,047
Hanesbrands, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/7/32		8,481	8,523,140
			$ 50,155,662
Auto Components — 2.3%
Adient U.S. LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 1/31/31		18,949	$ 18,997,540
Autokiniton U.S. Holdings, Inc., Term Loan, 8.079%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		15,060	14,514,073
Clarios Global LP:
Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	2,236	2,589,765
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		495	495,784
Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/28/32		15,500	15,567,812
DexKo Global, Inc.:
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	838	937,033
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 10/4/28	EUR	4,287	4,796,771
Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 10/4/28		7,017	6,924,009
First Brands Group LLC:
DIP Loan, 6/29/26(10)		596	633,556
Term Loan, 0.00%, 3/30/27(9)		7,000	2,331,000
Garrett LX I SARL, Term Loan, 5.84%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		5,713	5,727,800
Lippert Colipper, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 3/25/32		4,726	4,755,819
LTI Holdings, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 7/29/29		25,594	25,777,701
RealTruck Group, Inc.:
Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 1/31/28		17,469	15,394,243
Term Loan, 9.079%, (1 mo. USD Term SOFR + 5.00%), 1/31/28		8,816	7,846,017
			$ 127,288,923
Automobiles — 0.6%
Bombardier Recreational Products, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/22/31		17,239	$ 17,248,798
MajorDrive Holdings IV LLC:
Term Loan, 8.263%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		15,027	14,627,847
Borrower/Description	Principal Amount* (000's omitted)		Value
Automobiles (continued)
MajorDrive Holdings IV LLC: (continued)
Term Loan, 9.652%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		1,466	$ 1,441,395
			$ 33,318,040
Beverages — 1.0%
Arterra Wines Canada, Inc., Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 11/24/27		3,330	$ 3,252,036
City Brewing Co. LLC, Term Loan, 11.198%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		3,811	1,562,382
Primo Brands Corp., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 3/31/28		36,334	36,470,860
Sazerac Co., Inc., Term Loan, 6.58%, (1 mo. USD Term SOFR + 2.50%), 7/9/32		12,050	12,129,048
			$ 53,414,326
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.329%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		17,695	$ 17,778,179
Grifols Worldwide Operations USA, Inc., Term Loan, 6.065%, (1 mo. USD Term SOFR + 2.00%), 11/15/27		6,310	6,318,932
			$ 24,097,111
Broadline Retail — 0.8%
Peer Holding III BV:
Term Loan, 4.75%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	7,550	$ 8,740,581
Term Loan, 4.75%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	3,825	4,427,161
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		14,406	14,484,424
Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		18,684	18,784,238
			$ 46,436,404
Building Products — 0.8%
Cornerstone Building Brands, Inc., Term Loan, 7.382%, (1 mo. USD Term SOFR + 3.25%), 4/12/28		8,707	$ 7,996,787
CP Iris HoldCo I, Inc.:
Term Loan, 10/27/32(10)		1,379	1,372,225
Term Loan, 10/27/32(10)		11,171	11,115,025
LBM Acquisition LLC, Term Loan, 7.881%, (1 mo. USD Term SOFR + 3.75%), 6/6/31		11,496	11,132,429

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
MI Windows & Doors LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/28/31		11,505	$ 11,537,052
Sport Group Holding GmbH, Term Loan, 6.026%, (3 mo. EURIBOR + 4.00%), 7/8/31	EUR	1,700	1,936,236
			$ 45,089,754
Capital Markets — 4.5%
Advisor Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 7/30/32		17,700	$ 17,748,111
AllSpring Buyer LLC, Term Loan, 6.762%, (3 mo. USD Term SOFR + 2.75%), 11/1/30		22,105	22,179,329
Aretec Group, Inc., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 8/9/30		20,871	20,969,387
Citco Funding LLC, Term Loan, 6.806%, (3 mo. USD Term SOFR + 2.75%), 4/27/28		10,217	10,284,358
Edelman Financial Center LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 4/7/28		11,020	11,069,922
EIG Management Co. LLC, Term Loan, 8.977%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		4,633	4,632,704
FinCo I LLC, Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/27/29		38	38,164
Focus Financial Partners LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 9/15/31		18,844	18,910,138
Franklin Square Holdings LP, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		13,035	13,018,706
Guggenheim Partners LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		45,558	45,804,677
HighTower Holdings LLC, Term Loan, 7.071%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		12,899	12,915,570
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/22/31		11,731	11,770,534
Mariner Wealth Advisors LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 12/31/30		17,187	17,300,772
NEXUS Buyer LLC, Term Loan, 7/31/31(10)		6,606	6,571,792
Orion Advisor Solutions, Inc., Term Loan, 7.11%, (3 mo. USD Term SOFR + 3.25%), 9/24/30		11,167	11,220,624
Orion U.S. Finco, Inc., Term Loan, 7.427%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		12,275	12,348,896
Victory Capital Holdings, Inc., Term Loan, 6.102%, (3 mo. USD Term SOFR + 2.00%), 9/23/32		13,425	13,508,906
			$ 250,292,590
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals — 2.4%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 12/20/29		3,274	$ 3,283,937
Charter NEX U.S., Inc., Term Loan, 6.798%, (1 mo. USD Term SOFR + 2.75%), 11/29/30		19,684	19,777,913
Chemours Co., Term Loan, 10/15/32(10)		9,717	9,580,572
Discovery Purchaser Corp., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		11,729	11,643,154
ECO Services Operations Corp., Term Loan, 5.84%, (3 mo. USD Term SOFR + 2.00%), 6/12/31		5,847	5,840,112
INEOS Quattro Holdings U.K. Ltd., Term Loan, 7.815%, (1 mo. USD Term SOFR + 3.75%), 3/14/30		4,712	3,821,301
INEOS U.S. Finance LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 2/7/31		16,596	14,119,347
Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		14,078	12,126,525
Lonza Group AG:
Term Loan, 5.925%, (3 mo. EURIBOR + 3.93%), 7/3/28	EUR	2,700	2,731,523
Term Loan, 8.027%, (3 mo. USD Term SOFR + 3.93%), 7/3/28		11,084	9,882,751
Minerals Technologies, Inc., Term Loan, 5.968%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		6,426	6,442,504
Momentive Performance Materials, Inc., Term Loan, 3/29/28(10)		250	251,015
Nobian Finance BV, Term Loan, 5.779%, (3 mo. EURIBOR + 3.75%), 7/2/29	EUR	500	559,107
Olympus Water U.S. Holding Corp., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		4,223	4,190,682
SCUR-Alpha 1503 GmbH, Term Loan, 9.34%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		15,393	13,452,280
Tronox Finance LLC, Term Loan, 6.465% - 6.502%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 9/30/31		12,740	9,174,563
W.R. Grace & Co.-Conn., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		8,075	8,052,309
			$ 134,929,595
Commercial Services & Supplies — 4.3%
Albion Financing 3 SARL, Term Loan, 7.215%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		28,726	$ 28,941,378
Allied Universal Holdco LLC, Term Loan, 7.315%, (1 mo. USD Term SOFR + 3.25%), 8/20/32		23,500	23,621,848

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Armor Holding II LLC, Term Loan, 7.916%, (6 mo. USD Term SOFR + 3.75%), 12/11/28		2,612	$ 2,626,174
Belfor Holdings, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 11/1/30		7,319	7,346,354
EnergySolutions LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		14,215	14,317,707
Foundever Group, Term Loan, 5.65%, (1 mo. EURIBOR + 3.75%), 8/28/28	EUR	4,575	2,518,036
Foundever Worldwide Corp., Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 8/28/28		15,591	7,366,565
Garda World Security Corp., Term Loan, 7.048%, (1 mo. USD Term SOFR + 3.00%), 2/1/29		24,007	24,051,972
Gategroup Fin Luxembourg SA, Term Loan, 6/10/32(10)		2,985	3,014,387
Geosyntec Consultants, Term Loan, 7/31/31(10)		1,525	1,528,813
GFL Environmental, Inc., Term Loan, 6.671%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		24,125	24,167,219
Harsco Corp., Term Loan, 6.329%, (1 mo. USD Term SOFR + 2.25%), 6/9/28		874	874,472
Heritage-Crystal Clean, Inc., Term Loan, 7.752%, (1 mo. USD Term SOFR + 3.75%), 10/17/30		20,462	20,581,705
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 7.663%, (1 mo. USD Term SOFR + 3.50%), 12/2/31		29,925	30,140,011
Monitronics International, Inc., Term Loan, 11.763%, (3 mo. USD Term SOFR + 7.50%), 6/30/28		9,153	9,161,364
MV Holding GmbH:
Term Loan, 4.145%, (1 mo. EURIBOR + 2.25%), 3/17/32	EUR	2,025	2,349,171
Term Loan, 5.968%, (1 mo. USD Term SOFR + 2.00%), 3/17/32		7,830	7,869,527
Prime Security Services Borrower LLC, Term Loan, 6.129%, (6 mo. USD Term SOFR + 2.00%), 10/13/30		9,757	9,752,285
Service Logic Acquisition, Inc., Term Loan, 6.84% - 6.965%, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR+ 3.00%), 10/29/27		1,485	1,494,300
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 10/24/31		8,084	8,129,850
TMF Group Holding BV, Term Loan, 6.684% - 6.701%, (3 mo. USD Term SOFR + 2.75%), 5/3/28		7,628	7,669,542
			$ 237,522,680
Borrower/Description	Principal Amount* (000's omitted)		Value
Communications Equipment — 0.2%
Viavi Solutions, Inc., Term Loan, 10/16/32(10)		8,275	$ 8,297,425
			$ 8,297,425
Construction Materials — 0.7%
Knife River HoldCo, Term Loan, 6.123%, (3 mo. USD Term SOFR + 2.00%), 3/8/32		3,259	$ 3,274,918
Quikrete Holdings, Inc.:
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		13,185	13,215,004
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		46	46,261
Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		21,965	22,016,132
Smyrna Ready Mix Concrete LLC, Term Loan, 6.977%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,845	1,849,977
			$ 40,402,292
Consumer Finance — 0.6%
CPI Holdco B LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		30,680	$ 30,699,512
			$ 30,699,512
Consumer Staples Distribution & Retail — 0.7%
Boots Group Bidco Ltd.:
Term Loan, 5.522%, (3 mo. EURIBOR + 3.50%), 8/30/32	EUR	8,925	$ 10,385,852
Term Loan, 7.705%, (3 mo. USD Term SOFR + 3.50%), 8/30/32		21,275	21,394,672
Term Loan, 8.719%, (1 mo. GBP SONIA + 4.75%), 8/30/32	GBP	1,500	1,988,068
Cardenas Markets, Inc., Term Loan, 10.852%, (3 mo. USD Term SOFR + 6.75%), 8/1/29		5,264	4,211,457
			$ 37,980,049
Containers & Packaging — 2.2%
Altium Packaging LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		8,855	$ 8,528,079
Berlin Packaging LLC, Term Loan, 7.235% - 7.384%, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 6/7/31		18,930	18,932,820
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		36,957	36,976,965
Owens-Illinois, Inc., Term Loan, 6.838%, (3 mo. USD Term SOFR + 3.00%), 9/30/32		13,825	13,819,193
Pregis TopCo Corp., Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 2/1/29		15,870	15,992,849

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.238%, (3 mo. USD Term SOFR + 6.75%), 10/1/29		7,100	$ 669,175
Proampac PG Borrower LLC, Term Loan, 7.905% - 8.195%, (3 mo. USD Term SOFR + 4.00%), 9/15/28		17,237	17,259,387
Trivium Packaging BV, Term Loan, 6.566%, (3 mo. EURIBOR + 4.50%), 5/28/30	EUR	7,175	8,282,339
			$ 120,460,807
Distributors — 0.7%
Parts Europe SA, Term Loan, 5.004%, (3 mo. EURIBOR + 3.00%), 2/3/31	EUR	19,225	$ 22,351,268
Phillips Feed Service, Inc., Term Loan, 11.065%, (1 mo. USD Term SOFR + 7.00%), 11/13/26(3)		527	326,298
Rubix Group Midco 3 Ltd., Term Loan, 6.083%, (6 mo. EURIBOR + 4.00%), 9/30/28	EUR	8,000	9,300,180
Winterfell Financing SARL:
Term Loan, 5.454%, (3 mo. EURIBOR + 3.43%), 5/4/28	EUR	5,950	6,102,315
Term Loan, 7.029%, (3 mo. EURIBOR + 5.00%), 5/4/28	EUR	2,500	2,634,281
			$ 40,714,342
Diversified Consumer Services — 2.2%
Ascend Learning LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		23,533	$ 23,550,577
Belron Finance 2019 LLC, Term Loan, 6.492%, (3 mo. USD Term SOFR + 2.25%), 10/16/31		4,950	4,980,537
Belron U.K. Finance PLC, Term Loan, 4.723%, (3 mo. EURIBOR + 2.75%), 10/16/31	EUR	11,250	13,073,969
Fugue Finance BV, Term Loan, 6.949%, (3 mo. USD Term SOFR + 2.75%), 1/9/32		20,144	20,221,423
KUEHG Corp., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 6/12/30		30,131	30,077,095
Lernen Bidco Ltd., Term Loan, 7.863%, (3 mo. USD Term SOFR + 3.50%), 10/27/31		6,749	6,763,199
Spring Education Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		4,642	4,662,623
Wand NewCo 3, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		18,033	18,013,495
			$ 121,342,918
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Financial Services — 0.2%
Concorde Midco Ltd., Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 3/1/30	EUR	7,480	$ 8,431,453
			$ 8,431,453
Diversified Telecommunication Services — 0.9%
Altice France SA, Term Loan, 9.36%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,946	$ 4,896,241
Anuvu Holdings 2 LLC, Term Loan, 12.376%, (3 mo. USD Term SOFR + 8.25%), 3/23/26(3)		9,584	176,346
Level 3 Financing, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 3/29/32		16,350	16,350,000
Lumen Technologies, Inc.:
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/16/29		11,878	11,833,034
Term Loan, 6.429%, (1 mo. USD Term SOFR + 2.35%), 4/15/30		11,878	11,834,103
Virgin Media Bristol LLC, Term Loan, 7.052%, (6 mo. USD Term SOFR + 3.18%), 3/31/31		4,843	4,749,512
			$ 49,839,236
Electric Utilities — 0.9%
Kohler Energy Co. LLC, Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 5/1/31		18,331	$ 18,413,647
MRP Buyer LLC:
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		26,689	26,283,020
Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 6/4/32(8)		3,397	3,345,112
			$ 48,041,779
Electrical Equipment — 0.8%
Dynamo Newco II GmbH, Term Loan, 7.363%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		8,088	$ 8,133,797
Nvent Electric PLC, Term Loan, 7.155%, (1 mo. USD Term SOFR + 3.00%), 1/30/32		14,264	14,337,782
WEC U.S. Holdings Ltd., Term Loan, 6.384%, (1 mo. USD Term SOFR + 2.25%), 1/27/31		21,092	21,164,244
			$ 43,635,823
Electronic Equipment, Instruments & Components — 1.2%
Chamberlain Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 9/8/32		20,966	$ 21,057,628
Creation Technologies, Inc., Term Loan, 9.696%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		15,198	15,179,468
Ingram Micro, Inc., Term Loan, 6.248%, (3 mo. USD Term SOFR + 2.25%), 9/22/31		2,455	2,466,400

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Range Red Operating, Inc.:
Term Loan, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29		4,296	$ 4,315,341
Term Loan - Second Lien, 12.401%, (3 mo. USD Term SOFR + 8.00%), 10/1/29		16,279	16,352,002
Sector Alarm Holding AS, Term Loan, 5.532%, (3 mo. EURIBOR + 3.50%), 6/14/29	EUR	500	581,371
Verifone Systems, Inc., Term Loan, 9.352%, (3 mo. USD Term SOFR + 5.25%), 8/18/28		9,315	8,943,240
			$ 68,895,450
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc.:
Term Loan, 15.092%, (1 mo. USD Term SOFR + 11.00%), 4.092% cash, 11.00% PIK, 12/31/25(3)		2,775	$ 178,406
Term Loan, 15.092%, (1 mo. USD Term SOFR + 11.00%), 4.092% cash, 11.00% PIK, 12/31/25(3)		24,026	1,544,896
PG Investment Co. 59 SARL, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 3/26/31		17,880	17,971,709
			$ 19,695,011
Engineering & Construction — 1.9%
American Residential Services LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		11,032	$ 11,004,438
APi Group DE, Inc., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 1/3/29		9,333	9,354,048
Artera Services LLC, Term Loan, 8.502%, (3 mo. USD Term SOFR + 4.50%), 2/15/31		10,490	8,978,816
Azuria Water Solutions, Inc.:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 5/17/28		27,569	27,755,474
Term Loan, 5/17/28(8)		825	830,242
Construction Partners, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 11/3/31		6,476	6,496,300
Crown Subsea Communications Holding, Inc., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 1/30/31		6,484	6,532,254
Green Infrastructure Partners, Inc., Term Loan, 6.753%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		12,225	12,259,413
Northstar Group Services, Inc., Term Loan, 8.59%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		21,223	21,435,072
			$ 104,646,057
Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment — 2.7%
Creative Artists Agency LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		15,625	$ 15,665,150
Dorna Sports SL, Term Loan, 4.821%, (3 mo. EURIBOR + 2.75%), 8/18/32	EUR	2,725	3,160,948
EOC Borrower LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/24/32		47,207	47,511,643
Playtika Holding Corp., Term Loan, 6.829%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		22,784	22,323,782
Pretzel Parent, Inc., Term Loan, 8.465%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		12,612	12,591,131
TKO Worldwide Holdings LLC, Term Loan, 6.038%, (3 mo. USD Term SOFR + 2.00%), 11/21/31		32,610	32,719,383
Varsity Brands, Inc., Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 8/26/31		16,553	16,611,375
			$ 150,583,412
Financial Services — 1.1%
NCR Atleos LLC, Term Loan, 7.026%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		10,866	$ 10,888,454
Nuvei Technologies Corp., Term Loan, 11/17/31(10)		1,500	1,503,248
Planet U.S. Buyer LLC, Term Loan, 7.198%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		15,553	15,653,987
Synechron, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 10/3/31		13,050	12,756,620
Walker & Dunlop, Inc., Term Loan, 6.031%, (1 mo. USD Term SOFR + 2.00%), 3/14/32		9,378	9,389,597
WEX, Inc.:
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 3/31/28		5,316	5,308,316
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 3/5/32		3,918	3,912,061
			$ 59,412,283
Food Products — 1.5%
Artisan Newco BV, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 4/5/32	EUR	495	$ 575,836
CHG PPC Parent LLC, Term Loan, 7.079%, (1 mo. USD Term SOFR + 3.00%), 12/8/28		6,102	6,139,694
Del Monte Foods, Inc.:
DIP Loan, 13.648%, (1 mo. USD Term SOFR + 9.50%), 4/2/26		4,443	4,292,693
Term Loan, 0.00%, 8/2/28(9)		1,360	681,393
Term Loan, 0.00%, 8/2/28(9)		941	471,483
Term Loan, 13.632% - 13.648%, (1 mo. USD Term SOFR + 9.50%, 1 mo. USD Term SOFR + 9.60%), 4/2/26		5,746	4,725,893

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Del Monte Foods, Inc.: (continued)
Term Loan - Second Lien, 0.00%, 8/2/28(9)		6,459	$ 282,598
Froneri Lux Finco SARL:
Term Loan, 6.197%, (6 mo. USD Term SOFR + 2.00%), 9/30/31		8,573	8,523,442
Term Loan, 6.435%, (3 mo. USD Term SOFR + 2.50%), 8/2/32		10,600	10,607,208
Golden State Food LLC, Term Loan, 8.163%, (1 mo. USD Term SOFR + 4.00%), 12/4/31		3,342	3,358,387
Monogram Food Solutions LLC, Term Loan, 8.079%, (1 mo. USD Term SOFR + 4.00%), 8/28/28		1,734	1,740,062
Newly Weds Foods, Inc., Term Loan, 6.281%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		12,918	12,917,625
Nomad Foods U.S. LLC, Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.50%), 11/12/29		20,890	20,916,464
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.968%, (6 mo. GBP SONIA + 5.00%), 9/29/28	GBP	5,500	7,207,285
			$ 82,440,063
Gas Utilities — 0.3%
CQP Holdco LP, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 12/31/30		2,069	$ 2,075,121
Stonepeak Bayou Holdings LP, Term Loan, 6.735%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		16,454	14,890,790
			$ 16,965,911
Ground Transportation — 0.2%
Student Transportation of America Holdings, Inc., Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.25%), 6/24/32		11,199	$ 11,300,326
			$ 11,300,326
Health Care Equipment & Supplies — 1.1%
Bausch & Lomb Corp., Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 1/15/31		24,808	$ 24,993,575
Journey Personal Care Corp., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 3/1/28		13,974	13,694,774
Medline Borrower LP, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 10/23/30		24,060	24,096,405
			$ 62,784,754
Health Care Providers & Services — 6.8%
AEA International Holdings (Lux) SARL, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/7/28		14,564	$ 14,563,730
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cano Health LLC:
Term Loan, 12.002%, (3 mo. USD Term SOFR + 8.00%), 6/28/29(8)		3,440	$ 2,920,028
Term Loan, 13.502%, (3 mo. USD Term SOFR + 9.50%), 6/28/29		1,741	1,465,014
CCRR Parent, Inc., Term Loan, 8.71%, (3 mo. USD Term SOFR + 4.25%), 3/6/28		5,128	1,704,980
Ceva Sante Animale:
Term Loan, 5.00%, (3 mo. EURIBOR + 3.00%), 11/8/30	EUR	4,775	5,527,984
Term Loan, 6.976%, (3 mo. USD Term SOFR + 2.75%), 11/8/30		8,173	8,215,059
Concentra Health Services, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 7/26/31		4,739	4,758,512
Electron BidCo, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 11/1/28		10,878	10,935,218
Ensemble RCM LLC, Term Loan, 6.84%, (3 mo. USD Term SOFR + 3.00%), 8/1/29		30,641	30,797,834
Global Medical Response, Inc., Term Loan, 7.384%, (3 mo. USD Term SOFR + 3.50%), 10/1/32		13,700	13,773,843
Hanger, Inc.:
Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		15,755	15,816,512
Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(8)		2,036	2,043,958
Heartland Dental LLC, Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 8/25/32		19,401	19,468,019
IVC Acquisition Ltd.:
Term Loan, 6.029%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	20,825	24,015,459
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/12/28		13,510	13,584,195
MDVIP, Inc., Term Loan, 6.752%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		10,508	10,553,784
MED ParentCo LP, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 4/15/31		29,848	30,038,492
Medical Solutions Holdings, Inc., Term Loan - Second Lien, 10.94%, (3 mo. USD Term SOFR + 7.00%), 11/1/29		9,500	2,137,500
Mehilainen Yhtiot OYJ, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 8/5/31	EUR	11,575	13,473,009
Midwest Physician Administrative Services LLC, Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 3/12/28		12,809	11,717,587
National Mentor Holdings, Inc.:
Term Loan, 7.815% - 7.852%, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR+ 3.75%), 3/2/28		20,013	19,490,221

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
National Mentor Holdings, Inc.: (continued)
Term Loan, 7.852%, (3 mo. USD Term SOFR + 3.75%), 3/2/28		572	$ 557,089
Term Loan - Second Lien, 11.352%, (3 mo. USD Term SOFR + 7.25%), 3/2/29		6,475	6,118,875
Pacific Dental Services LLC, Term Loan, 6.537%, (1 mo. USD Term SOFR + 2.50%), 3/15/31		15,375	15,423,384
Phoenix Guarantor, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 2/21/31		24,004	24,104,415
Radnet Management, Inc., Term Loan, 6.448%, (3 mo. USD Term SOFR + 2.25%), 4/18/31		13,188	13,223,950
Raven Acquisition Holdings LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		22,972	23,005,177
Term Loan, 11/19/31(8)		1,648	1,650,585
Reverb Buyer, Inc., Term Loan, 7.44%, (3 mo. USD Term SOFR + 3.50%), 11/1/28		14,867	11,150,552
Select Medical Corp., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 12/3/31		11,778	11,822,163
Synlab Bondco PLC, Term Loan, 4.551%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	2,600	2,990,582
U.S. Anesthesia Partners, Inc., Term Loan, 8.249%, (1 mo. USD Term SOFR + 4.00%), 10/1/28		8,308	8,326,392
			$ 375,374,102
Health Care Technology — 2.6%
athenahealth Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 2/15/29		46,491	$ 46,353,296
Cotiviti Corp.:
Term Loan, 6.884%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		18,529	17,895,762
Term Loan - Second Lien, 6.884%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		4,661	4,496,301
Imprivata, Inc., Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 12/1/27		22,862	23,009,424
PointClickCare Technologies, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		21,134	21,212,968
Project Ruby Ultimate Parent Corp., Term Loan, 6.829%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		17,489	17,554,629
Symplr Software, Inc., Term Loan, 8.44%, (3 mo. USD Term SOFR + 4.50%), 12/22/27		2,594	2,292,498
Waystar Technologies, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 10/22/29		12,072	12,089,311
			$ 144,904,189
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure — 6.5%
1011778 BC Unlimited Liability Co., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 9/20/30		41,871	$ 41,807,275
Betclic Everest Group, Term Loan, 6.093%, (3 mo. EURIBOR + 3.25%), 12/10/31	EUR	5,725	6,644,025
Caesars Entertainment, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		29,772	29,566,945
Fertitta Entertainment LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		44,403	44,414,380
Flutter Financing BV, Term Loan, 5.752%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		38,114	38,009,656
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.287%, (6 mo. EURIBOR + 3.25%), 6/30/28	EUR	8,900	10,327,985
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		3,073	3,065,318
Herschend Entertainment Co. LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 5/27/32		7,207	7,251,332
Horizon U.S. Finco LP, Term Loan, 8.198%, (6 mo. USD Term SOFR + 4.50%), 10/31/31		19,064	18,111,270
IRB Holding Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 12/15/27		32,819	32,902,174
Light & Wonder International, Inc., Term Loan, 6.287%, (1 mo. USD Term SOFR + 2.25%), 4/14/29		9,767	9,809,764
New Bidco AB, Term Loan, 5.782%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	14,622	16,920,332
Ontario Gaming GTA LP, Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		21,984	20,674,232
Scientific Games Holdings LP, Term Loan, 6.934%, (3 mo. USD Term SOFR + 3.00%), 4/4/29		9,540	9,439,522
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		19,088	19,070,378
Station Casinos LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 3/14/31		5,787	5,798,217
Turquoise Topco Ltd., Term Loan, 7/31/32(10)		15,800	15,628,807
Voyager Parent LLC, Term Loan, 8.752%, (3 mo. USD Term SOFR + 4.75%), 7/1/32		29,075	29,113,234
			$ 358,554,846
Household Durables — 1.3%
Libbey Glass, Inc., Term Loan, 10.509%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		19,056	$ 18,427,602

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Durables (continued)
Madison Safety & Flow LLC, Term Loan, 6.468%, (1 mo. USD Term SOFR + 2.50%), 9/26/31		1,774	$ 1,783,926
PHRG Intermediate LLC, Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		12,294	12,025,314
Serta Simmons Bedding LLC:
Term Loan, 11.484%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,222	2,225,271
Term Loan, 11.616%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		20,472	19,294,695
Somnigroup International, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		16,178	16,289,392
			$ 70,046,200
Household Products — 0.3%
Kronos Acquisition Holdings, Inc., Term Loan, 8.002%, (3 mo. USD Term SOFR + 4.00%), 7/8/31		21,461	$ 15,700,865
			$ 15,700,865
Independent Power and Renewable Electricity Producers — 1.3%
Calpine Construction Finance Co. LP, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 7/31/30		10,466	$ 10,487,563
Calpine Corp., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 1/31/31		21,153	21,158,584
Cogentrix Finance Holdco I LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		17,646	17,763,664
Invenergy Thermal Operating I LLC:
Term Loan, 7.734%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		16,558	16,701,702
Term Loan, 7.734%, (3 mo. USD Term SOFR + 3.50%), 5/17/32		1,184	1,194,620
Talen Energy Supply LLC, Term Loan, 6.733%, (3 mo. USD Term SOFR + 2.50%), 12/15/31		2,978	2,985,882
			$ 70,292,015
Industrial Conglomerates — 0.5%
Ammeraal Beltech Holding BV, Term Loan, 7.00%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	9,528	$ 9,973,932
Rain Carbon GmbH, Term Loan, 7.029%, (3 mo. EURIBOR + 5.00%), 10/31/28	EUR	13,948	16,012,196
			$ 25,986,128
Borrower/Description	Principal Amount* (000's omitted)		Value
Insurance — 5.9%
Acrisure LLC:
Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		20,459	$ 20,471,835
Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/21/32		2,594	2,599,724
Alera Group, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 5/31/32		26,825	26,991,449
Alliant Holdings Intermediate LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		36,239	36,244,805
AmWINS Group, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 1/30/32		43,153	43,257,844
Broadstreet Partners, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 6/13/31		34,112	34,229,954
HUB International Ltd., Term Loan, 6.12%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		40,299	40,476,838
IMA Financial Group, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		18,929	19,006,628
Ryan Specialty Group LLC, Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 9/15/31		15,607	15,650,996
Siaci Saint Honore, Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 7/26/32	EUR	13,425	15,535,141
Trucordia Insurance Holdings LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 6/17/32		18,117	18,207,093
Truist Insurance Holdings LLC:
Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		20,868	20,881,583
Term Loan - Second Lien, 8.752%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		2,368	2,408,388
USI, Inc.:
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		10,835	10,861,147
Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		16,780	16,809,427
			$ 323,632,852
Interactive Media & Services — 0.9%
Aragorn Parent Corp., Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		11,180	$ 11,262,125
Foundational Education Group, Inc., Term Loan, 8.352%, (3 mo. USD Term SOFR + 4.25%), 8/31/28		3,486	3,203,521
X Corp., Term Loan, 10.34%, (3 mo. USD Term SOFR + 6.50%), 10/26/29		36,850	35,975,104
			$ 50,440,750

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services — 4.9%
Asurion LLC:
Term Loan, 8.065%, (1 mo. USD Term SOFR + 4.00%), 8/19/28		21,109	$ 21,161,451
Term Loan, 8.327%, (1 mo. USD Term SOFR + 4.25%), 8/19/28		7,190	7,222,763
Term Loan - Second Lien, 9.329%, (1 mo. USD Term SOFR + 5.25%), 1/31/28		14,032	13,784,265
Term Loan - Second Lien, 9.329%, (1 mo. USD Term SOFR + 5.25%), 1/20/29		4,375	4,183,288
Aurora Lux Finco SARL, Term Loan, 9.155%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		10,350	10,143,000
Endure Digital, Inc., Term Loan, 7.716%, (1 mo. USD Term SOFR + 3.50%), 2/10/28		33,054	25,782,146
Gainwell Acquisition Corp., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		16,615	16,489,964
Go Daddy Operating Co. LLC, Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 11/9/29		36,212	36,197,601
Indy U.S. Bidco LLC, Term Loan, 4.893%, (1 mo. EURIBOR + 3.00%), 10/31/30	EUR	3,800	4,397,634
Informatica LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 10/27/28		33,630	33,777,382
Iron Mountain, Inc., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		7,810	7,825,014
NAB Holdings LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		7,335	7,185,229
Nielsen Consumer, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 10/31/30		14,888	14,887,688
Rackspace Finance LLC:
Term Loan, 10.412%, (1 mo. USD Term SOFR + 6.25%), 5/15/28		13,445	13,691,078
Term Loan - Second Lien, 6.912%, (1 mo. USD Term SOFR + 2.75%), 5/15/28		10,595	4,817,592
Sedgwick Claims Management Services, Inc., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		37,918	37,952,008
Shift4 Payments LLC, Term Loan, 6.502%, (3 mo. USD Term SOFR + 2.50%), 6/30/32		3,350	3,376,532
Trio Bidco, Inc.:
Term Loan, 10/29/32(10)		5,021	5,001,042
Term Loan, 10/29/32(10)		529	526,425
Virtusa Corp., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		1,970	1,950,300
			$ 270,352,402
Leisure Products — 0.9%
Accell Group NV, Term Loan, 9.083%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	678	$ 450,978
Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
GSM Holdings, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		9,852	$ 9,786,522
Hayward Industries, Inc., Term Loan, 6.579%, (1 mo. USD Term SOFR + 2.50%), 5/30/28		9,068	9,106,350
Recess Holdings, Inc., Term Loan, 7.615%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		32,213	32,391,671
Sprint Holdco BV:
Term Loan, 9.083%, (6 mo. EURIBOR + 7.00%), 5/31/30	EUR	620	154,533
Term Loan - Second Lien, 9.083%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	357	10,318
Sprint MidCo BV:
Term Loan, 0.02%, 6/30/31(11)	EUR	572	5,504
Term Loan - Second Lien, 9.083%, (6 mo. EURIBOR + 7.00%), 6/30/31	EUR	417	9,701
			$ 51,915,577
Life Sciences Tools & Services — 0.8%
Loire Finco Luxembourg SARL:
Term Loan, 5.893%, (1 mo. EURIBOR + 4.00%), 1/21/30	EUR	4,025	$ 4,674,212
Term Loan, 7.965%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		3,424	3,436,196
Normec 1 BV:
Term Loan, 5.107%, (1 mo. EURIBOR + 3.50%), 4/16/31	EUR	1,000	1,159,445
Term Loan, 4/16/31(10)	EUR	694	804,440
Term Loan, 4/16/31(10)	EUR	306	355,005
Parexel International Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 11/15/28		4,349	4,365,532
Sotera Health Holdings LLC, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 5/30/31		17,718	17,806,879
Spectris PLC:
Term Loan, 9/30/32(10)	EUR	3,350	3,881,650
Term Loan, 9/30/32(10)		5,475	5,495,531
			$ 41,978,890
Machinery — 7.3%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.002%, (3 mo. USD Term SOFR + 5.00%), 10/31/31		10,930	$ 10,923,136
AI Aqua Merger Sub, Inc., Term Loan, 7.129%, (1 mo. USD Term SOFR + 3.00%), 7/31/28		35,223	35,339,801
Alliance Laundry Systems LLC, Term Loan, 6.107% - 6.252%, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 8/19/31		8,478	8,499,885

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Apex Tool Group LLC:
Term Loan, 9.236%, (1 mo. USD Term SOFR + 5.25%), 4/8/30		6,443	$ 6,205,825
Term Loan, 10.086%, (1 mo. USD Term SOFR + 6.00%), 4/8/31		14,472	9,262,369
Term Loan, 4/8/30(10)		267	261,642
Term Loan, 4/8/30(10)		4,158	3,788,794
Astro Acquisition LLC, Term Loan, 7.122%, (6 mo. USD Term SOFR + 3.25%), 8/30/32		8,075	8,130,516
Barnes Group, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/27/32		15,423	15,435,378
BCP V Modular Services Holdings IV Ltd., Term Loan, 7/10/31(10)	EUR	4,175	4,404,278
BG MS U.S. Holding LLC, Term Loan, 10/22/32(10)		11,050	10,891,211
Clark Equipment Co., Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 4/20/29		7,243	7,268,384
Cleanova U.S. Holdings LLC, Term Loan, 8.808%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		7,175	7,192,938
Conair Holdings LLC, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		25,512	15,307,200
CoorsTek, Inc., Term Loan, 10/28/32(10)		11,125	11,097,187
CPM Holdings, Inc., Term Loan, 8.634%, (1 mo. USD Term SOFR + 4.50%), 9/28/28		13,119	13,094,350
Crown Equipment Corp., Term Loan, 6.048%, (1 mo. USD Term SOFR + 2.00%), 10/10/31		13,101	13,182,947
Cube Industrials Buyer, Inc., Term Loan, 6.912%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		5,717	5,747,316
Delachaux Group SA, Term Loan, 5.316%, (3 mo. EURIBOR + 3.25%), 4/16/29	EUR	4,945	5,756,328
EMRLD Borrower LP:
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31		5,121	5,109,321
Term Loan, 6.449%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		6,728	6,718,829
Engineered Machinery Holdings, Inc.:
Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 5/21/28	EUR	11,640	13,571,141
Term Loan, 7.763%, (3 mo. USD Term SOFR + 3.50%), 5/19/28		20,430	20,559,983
Term Loan - Second Lien, 10.263%, (3 mo. USD Term SOFR + 6.00%), 5/21/29		3,700	3,718,143
Term Loan - Second Lien, 10.763%, (3 mo. USD Term SOFR + 6.50%), 5/21/29		1,621	1,629,229
Filtration Group Corp., Term Loan, 10/21/28(10)		5,000	5,025,525
Icebox Holdco III, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		5,004	5,031,247
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
INNIO Group Holding GmbH, Term Loan, 4.754%, (3 mo. EURIBOR + 2.75%), 11/2/28	EUR	2,222	$ 2,577,841
Madison IAQ LLC:
Term Loan, 6.702%, (6 mo. USD Term SOFR + 2.50%), 6/21/28		22,613	22,683,245
Term Loan, 5/6/32(10)		10,000	10,050,000
Roper Industrial Products Investment Co. LLC:
Term Loan, 5.50%, (3 mo. EURIBOR + 3.50%), 11/22/29	EUR	2,487	2,886,004
Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 11/22/29		22,968	23,066,157
SPX Flow, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 4/5/29		14,805	14,906,105
TK Elevator Midco GmbH:
Term Loan, 5.333%, (6 mo. EURIBOR + 3.25%), 4/30/30	EUR	11,450	13,307,583
Term Loan, 7.197%, (6 mo. USD Term SOFR + 3.00%), 4/30/30		46,840	47,181,396
Zephyr German BidCo GmbH, Term Loan, 5.169%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	8,850	10,234,973
			$ 400,046,207
Media — 0.6%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		7,811	$ 7,805,868
Charter Communications Operating LLC, Term Loan, 6.235%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		7,072	7,067,956
Emerald X, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/30/32		2,893	2,915,053
Fleet Midco I Ltd., Term Loan, 6.542%, (6 mo. USD Term SOFR + 2.50%), 2/21/31		11,199	11,240,990
Hubbard Radio LLC, Term Loan, 8.465%, (1 mo. USD Term SOFR + 4.50%), 9/30/27		6,646	3,289,856
			$ 32,319,723
Metals/Mining — 1.0%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(11)		3,304	$ 3,289,270
Arsenal AIC Parent LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 8/19/30		10,582	10,627,958
PMHC II, Inc., Term Loan, 8.327%, (3 mo. USD Term SOFR + 4.25%), 4/23/29		6,983	5,452,315

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Metals/Mining (continued)
WireCo WorldGroup, Inc., Term Loan, 7.607%, (3 mo. USD Term SOFR + 3.75%), 11/13/28		6,214	$ 6,153,991
Zekelman Industries, Inc., Term Loan, 6.265%, (1 mo. USD Term SOFR + 2.25%), 1/24/31		28,307	28,381,818
			$ 53,905,352
Oil, Gas & Consumable Fuels — 2.0%
Epic Crude Services LP, Term Loan, 6.34%, (3 mo. USD Term SOFR + 2.50%), 10/15/31		8,772	$ 8,824,099
Freeport LNG Investments LLLP, Term Loan, 7.12%, (3 mo. USD Term SOFR + 3.25%), 12/21/28		11,012	11,050,319
GIP Pilot Acquisition Partners LP, Term Loan, 5.935%, (3 mo. USD Term SOFR + 2.00%), 10/4/30		6,193	6,204,697
Hilcorp Energy I LP, Term Loan, 6.032%, (1 mo. USD Term SOFR + 2.00%), 2/11/30		10,796	10,829,541
ITT Holdings LLC, Term Loan, 6.44%, (1 mo. USD Term SOFR + 2.48%), 10/11/30		15,404	15,436,331
Matador Bidco SARL, Term Loan, 8.315%, (1 mo. USD Term SOFR + 4.25%), 7/30/29		34,602	34,757,336
Natgasoline LLC, Term Loan, 9.502%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		6,863	6,923,177
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.227%, (1 mo. USD Term SOFR + 2.25%), 10/5/28		4,987	5,005,842
Oxbow Carbon LLC, Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		6,947	6,946,774
Whitewater Matterhorn Holdings LLC, Term Loan, 6.313%, (3 mo. USD Term SOFR + 2.25%), 6/16/32		6,225	6,239,131
			$ 112,217,247
Passenger Airlines — 0.3%
WestJet Loyalty LP, Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 2/14/31		16,404	$ 16,481,166
			$ 16,481,166
Pharmaceuticals — 1.1%
Aenova Holding GmbH, Term Loan, 5.032%, (3 mo. EURIBOR + 3.00%), 8/22/31	EUR	3,450	$ 4,001,497
Amneal Pharmaceuticals LLC, Term Loan, 7.465%, (1 mo. USD Term SOFR + 3.50%), 8/1/32		8,650	8,732,867
Bausch Health Cos., Inc., Term Loan, 10.215%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		10,504	10,457,600
Jazz Financing Lux SARL, Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		17,302	17,363,154
Borrower/Description	Principal Amount* (000's omitted)		Value
Pharmaceuticals (continued)
Nidda Healthcare Holding AG, Term Loan, 5.526%, (3 mo. EURIBOR + 3.50%), 2/21/30	EUR	8,700	$ 10,085,466
Padagis LLC, Term Loan, 8.949%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		7,684	6,704,035
Recipharm AB, Term Loan, 5.234%, (3 mo. EURIBOR + 3.20%), 2/17/28	EUR	3,275	3,782,800
			$ 61,127,419
Professional Services — 4.8%
AAL Delaware Holdco, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 7/30/31		14,387	$ 14,428,958
Amspec Parent LLC:
Term Loan, 7.405%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		1,512	1,524,580
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 12/22/31		9,812	9,894,889
APFS Staffing Holdings, Inc., Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,529	3,124,374
Camelot U.S. Acquisition LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/31/31		26,343	25,907,194
Citrin Cooperman Advisors LLC, Term Loan, 7.002%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		8,000	8,015,000
CohnReznick LLP:
Term Loan, 7.502%, (3 mo. USD Term SOFR + 3.50%), 3/31/32		10,555	10,608,057
Term Loan, 3/31/32(8)		2,448	2,460,067
CoreLogic, Inc.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/2/28		16,980	17,005,547
Term Loan - Second Lien, 10.579%, (1 mo. USD Term SOFR + 6.50%), 6/4/29		1,524	1,528,401
Corporation Service Co., Term Loan, 5.965%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		13,408	13,367,989
EAB Global, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		16,102	15,484,933
Employbridge Holding Co., Term Loan - Second Lien, 9.013%, (3 mo. USD Term SOFR + 4.75%), 1/19/30		13,952	2,383,569
First Advantage Holdings LLC, Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 10/31/31		17,345	16,916,442
Galaxy Bidco Ltd., Term Loan, 6.042%, (6 mo. EURIBOR + 4.00%), 12/19/29	EUR	8,275	9,667,374
Grant Thornton Advisors LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 6/2/31		23,475	23,435,183

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Highspring Holdings LLC, Term Loan, 9.152%, (3 mo. USD Term SOFR + 5.00%), 1/21/29		5,342	$ 4,544,707
iSolved, Inc., Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		8,180	8,200,893
Mermaid Bidco, Inc., Term Loan, 7.571%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		22,354	22,437,478
Neptune Bidco U.S., Inc., Term Loan, 9.027%, (3 mo. USD Term SOFR + 5.00%), 4/11/29		7,953	7,701,737
PHM Group Holding OYJ, Term Loan, 5.517%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	6,600	7,632,861
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 5.269%, (3 mo. EURIBOR + 3.25%), 7/15/32	EUR	8,575	9,959,241
Trans Union LLC:
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		8,514	8,520,425
Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		19,146	19,152,793
Turbo EMEA Holdings BV, Term Loan, 9/23/32(10)	EUR	2,750	3,180,089
			$ 267,082,781
Real Estate Management & Development — 0.7%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		8,955	$ 9,005,488
Term Loan, 6.715%, (1 mo. USD Term SOFR + 2.75%), 1/31/30		6,788	6,816,281
Greystar Real Estate Partners LLC, Term Loan, 6.477%, (1 mo. USD Term SOFR + 2.50%), 8/21/30		10,444	10,496,264
Metropolis Technologies, Inc., Term Loan, 11/3/32(10)		14,150	14,043,875
			$ 40,361,908
Road & Rail — 1.1%
Avis Budget Car Rental LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/16/32		31,955	$ 31,621,780
Hertz Corp.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		5,925	4,930,719
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 6/30/28		1,166	970,497
Term Loan, 7.736%, (1 mo. USD Term SOFR + 3.75%), 6/30/28		7,184	5,944,735
Kenan Advantage Group, Inc., Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/25/29		16,526	16,286,218
			$ 59,753,949
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment — 0.5%
Bright Bidco BV, Term Loan, 0.00%, 10/31/27(9)		4,374	$ 1,714,379
MaxLinear, Inc., Term Loan, 6.342%, (1 mo. USD Term SOFR + 2.25%), 6/23/28		3,250	3,022,500
MKS Instruments, Inc., Term Loan, 5.977%, (1 mo. USD Term SOFR + 2.00%), 8/17/29		20,664	20,736,094
			$ 25,472,973
Software — 14.1%
Applied Systems, Inc., Term Loan, 6.252%, (3 mo. USD Term SOFR + 2.25%), 2/24/31		34,497	$ 34,602,378
Astra Acquisition Corp.:
DIP Loan, 4/1/26(10)		1,129	1,128,526
Term Loan, 0.00%, 2/25/28(9)		10,114	1,972,243
Term Loan, 0.00%, 10/25/28(9)		14,888	174,408
Term Loan, 0.00%, 10/25/29(9)		17,036	468,479
Term Loan, 4/1/26(10)		471	470,856
Avalara, Inc., Term Loan, 6.735%, (3 mo. USD Term SOFR + 2.75%), 3/26/32		12,419	12,459,298
Boost Newco Borrower LLC, Term Loan, 6.002%, (3 mo. USD Term SOFR + 2.00%), 1/31/31		31,612	31,730,066
Boxer Parent Co., Inc.:
Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 7/30/31		23,052	22,927,614
Term Loan - Second Lien, 9.949%, (3 mo. USD Term SOFR + 5.75%), 7/30/32		9,707	9,386,691
Calabrio, Inc., Term Loan, 10/14/32(10)		13,400	12,746,750
Cegid Group SAS:
Term Loan, 4.816%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	4,475	5,184,441
Term Loan, 4.816%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	5,150	5,966,778
Cloud Software Group, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		35,276	35,317,755
Cloudera, Inc.:
Term Loan, 7.815%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		27,563	26,539,278
Term Loan - Second Lien, 10.065%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		4,450	3,975,519
Clover Holdings 2 LLC, Term Loan, 7.829%, (1 mo. USD Term SOFR + 3.75%), 12/9/31		14,975	14,993,468
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/9/27(11)		3,159	3,265,347
Constant Contact, Inc., Term Loan, 8.166%, (3 mo. USD Term SOFR + 4.00%), 2/10/28		11,856	11,116,031
Dayforce, Inc., Term Loan, 10/7/32(10)		14,975	14,942,879
Delta TopCo, Inc., Term Loan, 6.876%, (1 mo. USD Term SOFR + 2.75%), 11/30/29		18,678	18,493,727

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Dragon Buyer, Inc., Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		4,239	$ 4,257,339
Drake Software LLC, Term Loan, 8.215%, (1 mo. USD Term SOFR + 4.25%), 6/26/31		7,369	7,332,207
ECI Macola Max Holding LLC, Term Loan, 6.752%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		28,301	28,403,863
Epicor Software Corp., Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 5/30/31		36,082	36,202,667
Fiserv Investment Solutions, Inc., Term Loan, 8.204%, (3 mo. USD Term SOFR + 4.00%), 2/18/27		11,786	11,655,437
Gen Digital, Inc., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 9/12/29		28,412	28,431,140
Genesys Cloud Services Holdings II LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 1/30/32		6,938	6,872,567
IGT Holding IV AB:
Term Loan, 4.90%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,393,853
Term Loan, 6.951%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		1,632	1,639,673
Marcel LUX IV SARL:
Term Loan, 5.561%, (3 mo. EURIBOR + 3.50%), 11/12/30	EUR	9,150	10,636,817
Term Loan, 7.13%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		31,868	31,987,459
McAfee LLC, Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		34,504	32,850,778
Mosel Bidco SE, Term Loan, 5.75%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	5,900	6,844,397
N-Able International Holdings II LLC, Term Loan, 7.21%, (3 mo. USD Term SOFR + 2.75%), 7/19/28		1,598	1,604,230
OceanKey (U.S.) II Corp., Term Loan, 7.565%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		5,294	5,277,788
OID-OL Intermediate I LLC:
Term Loan, 8.24%, (3 mo. USD Term SOFR + 4.25%), 2/1/29		14,456	12,323,838
Term Loan, 9.84%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		5,321	5,504,693
Open Text Corp., Term Loan, 5.715%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		14,809	14,817,495
Polaris Newco LLC:
Term Loan, 6.066%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,976	9,563,136
Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		7,188	6,890,784
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Project Alpha Intermediate Holding, Inc., Term Loan, 7.252%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		37,681	$ 37,735,127
Project Boost Purchaser LLC, Term Loan, 6.608%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		32,549	32,519,429
Proofpoint, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 8/31/28		11,133	11,200,914
RealPage, Inc.:
Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		20,753	20,735,912
Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		5,423	5,449,213
Rocket Software, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		9,676	9,650,690
Sabre GLBL, Inc.:
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		723	690,011
Term Loan, 7.579%, (1 mo. USD Term SOFR + 3.50%), 12/17/27		2,210	2,107,738
Term Loan, 8.315%, (1 mo. USD Term SOFR + 4.25%), 6/30/28		633	590,690
Term Loan, 9.065%, (1 mo. USD Term SOFR + 5.00%), 6/30/28		948	881,510
Term Loan, 10.065%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		12,874	11,988,949
Term Loan, 10.065%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		3,079	2,863,738
SkillSoft Corp., Term Loan, 9.342%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		14,594	12,787,156
SolarWinds Holdings, Inc., Term Loan, 8.026%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		27,400	27,297,387
UKG, Inc., Term Loan, 6.338%, (3 mo. USD Term SOFR + 2.50%), 2/10/31		41,846	41,888,279
Veritas U.S., Inc., Term Loan, 16.502%, (3 mo. USD Term SOFR + 12.50%), 12.002% cash, 4.50% PIK, 12/9/29		8,627	8,743,148
Vision Solutions, Inc., Term Loan, 8.102%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		17,952	17,357,730
			$ 776,840,314
Specialty Retail — 2.3%
Applegreen Ireland, Term Loan, 7.066%, (3 mo. EURIBOR + 5.00%), 1/30/32	EUR	1,000	$ 1,165,975
Apro LLC, Term Loan, 7.677%, (3 mo. USD Term SOFR + 3.75%), 7/9/31		7,648	7,658,916
Boels Topholding BV, Term Loan, 4.676%, (1 mo. EURIBOR + 2.75%), 5/23/31	EUR	136	158,037
EG America LLC, Term Loan, 7.699%, (3 mo. USD Term SOFR + 3.50%), 2/7/28		3,918	3,944,993

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Great Outdoors Group LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		19,521	$ 19,545,522
Harbor Freight Tools USA, Inc., Term Loan, 6.215%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		21,731	21,477,256
Homeserve USA Holding Corp., Term Loan, 6.031%, (1 mo. USD Term SOFR + 2.00%), 10/21/30		18,739	18,774,263
Les Schwab Tire Centers, Term Loan, 6.465% - 6.699%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 4/23/31		15,822	15,772,102
LIDS Holdings, Inc., Term Loan, 9.631%, (1 mo. USD Term SOFR + 5.50%), 12/14/26		937	932,452
Mavis Tire Express Services Corp., Term Loan, 7.199%, (3 mo. USD Term SOFR + 3.00%), 5/4/28		9,758	9,789,103
Speedster Bidco GmbH:
Term Loan, 5.623%, (6 mo. EURIBOR + 3.50%), 12/10/31	EUR	11,075	12,890,638
Term Loan, 7.24%, (3 mo. USD Term SOFR + 3.25%), 12/10/31		15,572	15,632,189
			$ 127,741,446
Technology Hardware, Storage & Peripherals — 0.0%†
Poseidon Bidco SASU, Term Loan, 7.00%, (3 mo. EURIBOR + 5.00%), 3/13/30	EUR	4,935	$ 2,076,240
			$ 2,076,240
Trading Companies & Distributors — 2.8%
CD&R Hydra Buyer, Inc., Term Loan, 8.065%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		15,890	$ 15,884,037
Core & Main LP:
Term Loan, 5.991%, (1 mo. USD Term SOFR + 2.00%), 7/27/28		8,052	8,067,207
Term Loan, 5.991%, (1 mo. USD Term SOFR + 2.00%), 2/9/31		12,783	12,799,478
DXP Enterprises, Inc., Term Loan, 7.715%, (1 mo. USD Term SOFR + 3.75%), 10/11/30		8,968	9,042,618
Herc Holdings, Inc., Term Loan, 6.106%, (1 mo. USD Term SOFR + 2.00%), 6/2/32		4,775	4,804,342
Kodiak Building Partners, Inc., Term Loan, 7.752%, (3 mo. USD Term SOFR + 3.75%), 12/4/31		10,131	10,082,291
Paint Intermediate III LLC, Term Loan, 7.242%, (3 mo. USD Term SOFR + 3.00%), 10/9/31		6,567	6,576,030
Patagonia Bidco Ltd., Term Loan, 9.467%, (3 mo. GBP SONIA + 5.25%), 11/1/28	GBP	12,425	14,540,849
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Quimper AB:
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	4,775	$ 5,526,442
Term Loan, 5.859%, (6 mo. EURIBOR + 3.75%), 3/29/30	EUR	4,825	5,584,311
QXO, Inc., Term Loan, 6.965%, (1 mo. USD Term SOFR + 3.00%), 4/30/32		9,000	9,026,370
Spin Holdco, Inc., Term Loan, 8.393%, (3 mo. USD Term SOFR + 4.00%), 3/4/28		21,532	18,075,093
White Cap Buyer LLC, Term Loan, 7.215%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		17,218	17,279,818
Windsor Holdings III LLC, Term Loan, 6.727%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		15,221	15,233,426
			$ 152,522,312
Transportation Infrastructure — 0.9%
Brown Group Holding LLC:
Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 7/1/31		17,234	$ 17,302,119
Term Loan, 6.59% - 6.949%, (1 mo. USD Term SOFR + 2.75%, 3 mo. USD Term SOFR + 2.75%), 7/1/31		14,999	15,078,706
KKR Apple Bidco LLC, Term Loan, 6.465%, (1 mo. USD Term SOFR + 2.50%), 9/23/31		15,616	15,673,872
			$ 48,054,697
Total Senior Floating-Rate Loans (identified cost $6,461,527,782)			$ 6,289,650,785

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	10,441	$ 0
Total Warrants (identified cost $0)		$ 0

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Short-Term Investments — 1.5%
Affiliated Fund — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.00%(12)	79,554,679	$ 79,554,679
Total Affiliated Fund (identified cost $79,554,679)		$ 79,554,679

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 4/2/26(13)	$5,100	$ 5,021,099
Total U.S. Treasury Obligations (identified cost $5,021,099)		$ 5,021,099
Total Short-Term Investments (identified cost $84,575,778)		$ 84,575,778
Total Investments — 128.6% (identified cost $7,305,210,249)		$ 7,096,561,810
Less Unfunded Loan Commitments — (0.2)%		$ (11,805,250)
Net Investments — 128.4% (identified cost $7,293,404,999)		$ 7,084,756,560
Other Assets, Less Liabilities — (28.4)%		$(1,566,490,630)
Net Assets — 100.0%		$ 5,518,265,930
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $567,748,357 or 10.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2025.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Affiliated company (see Note 7).
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At October 31, 2025, the total value of unfunded loan commitments is $11,909,349. See Note 1F for description.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	This Senior Loan will settle after October 31, 2025, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2025.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	218,285,394	EUR	185,407,318	Standard Chartered Bank	11/4/25	$ 4,575,638	$ —
USD	33,848,732	EUR	28,832,784	Australia and New Zealand Banking Group Limited	11/28/25	569,639	—
USD	33,871,951	EUR	28,832,784	HSBC Bank USA, N.A.	11/28/25	592,858	—
USD	27,399,236	EUR	23,334,021	HSBC Bank USA, N.A.	11/28/25	466,873	—
USD	40,416,354	EUR	34,427,205	State Street Bank and Trust Company	11/28/25	680,124	—
USD	32,082,837	GBP	23,745,760	HSBC Bank USA, N.A.	11/28/25	886,389	—
USD	214,331,879	EUR	185,407,318	Standard Chartered Bank	12/2/25	284,558	—
USD	41,370,315	EUR	35,036,370	Deutsche Bank AG	12/31/25	854,573	—
USD	41,086,642	EUR	34,848,928	Deutsche Bank AG	12/31/25	787,656	—
USD	34,466,409	EUR	29,196,976	State Street Bank and Trust Company	12/31/25	703,288	—
USD	26,738,232	EUR	23,075,000	Deutsche Bank AG	1/30/26	12,898	—
						$10,414,494	$—
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.45.V1)	$131,500	5.00% (pays quarterly)(1)	3.28%	12/20/30	$10,282,605	$(9,762,182)	$520,423
Total	$131,500				$10,282,605	$(9,762,182)	$520,423
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs International	$5,000	5.50% (pays monthly)(1)	5.46%	10/10/29	$23,256	$ —	$23,256
Total		$5,000				$23,256	$ —	$23,256

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Portfolio of Investments — continued

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2025, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $136,500,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Statement of Assets and Liabilities

October 31, 2025
Assets
Unaffiliated investments, at value (identified cost $7,175,021,080)	$6,966,986,306
Affiliated investments, at value (identified cost $118,383,919)	117,770,254
Cash	29,664,307
Deposits for derivatives collateral:
Centrally cleared swap contracts	9,689,795
OTC derivatives	4,790,000
Foreign currency, at value (identified cost $43,854,086)	43,569,772
Interest and dividends receivable	36,381,898
Dividends receivable from affiliated investments	512,908
Receivable for investments sold	187,128,134
Receivable for open forward foreign currency exchange contracts	10,414,494
Receivable for open swap contracts	23,256
Receivable from affiliates	21,430
Trustees' deferred compensation plan	319,956
Prepaid upfront and agency fees on notes payable	1,819,018
Total assets	$7,409,091,528
Liabilities
Notes payable	$1,525,000,000
Cash collateral due to brokers	4,790,000
Payable for investments purchased	352,589,078
Payable for variation margin on open centrally cleared swap contracts	136,884
Payable to affiliates:
Investment adviser fee	2,494,943
Trustees' fees	9,042
Trustees' deferred compensation plan	319,956
Accrued expenses	5,485,695
Total liabilities	$1,890,825,598
Commitments and contingencies (see Note 10)
Net Assets applicable to investors' interest in Portfolio	$5,518,265,930

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Statement of Operations

Year Ended
October 31, 2025
Investment Income
Dividend income from affiliated investments	$6,330,411
Interest income	573,423,056
Other income	6,642,047
Total investment income	$586,395,514
Expenses
Investment adviser fee	$30,322,363
Trustees’ fees and expenses	109,686
Custodian fee	1,246,913
Legal and accounting services	351,533
Interest expense and fees	77,064,986
Miscellaneous	245,145
Total expenses	$109,340,626
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$286,924
Total expense reductions	$286,924
Net expenses	$109,053,702
Net investment income	$477,341,812
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(125,535,708)
Swap contracts	1,107,926
Foreign currency transactions	2,157,669
Forward foreign currency exchange contracts	(9,153,038)
Net realized loss	$(131,423,151)
Change in unrealized appreciation (depreciation):
Investments	$(19,081,992)
Investments - affiliated investments	(613,665)
Swap contracts	543,679
Foreign currency	(1,457,022)
Forward foreign currency exchange contracts	(7,479,813)
Net change in unrealized appreciation (depreciation)	$(28,088,813)
Net realized and unrealized loss	$(159,511,964)
Net increase in net assets from operations	$317,829,848

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Statements of Changes in Net Assets

	Year Ended October 31,
	2025	2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$477,341,812	$553,162,253
Net realized loss	(131,423,151)	(223,665,463)
Net change in unrealized appreciation (depreciation)	(28,088,813)	323,331,862
Net increase in net assets from operations	$317,829,848	$652,828,652
Capital transactions:
Contributions	$839,017,134	$398,168,678
Withdrawals	(1,494,277,000)	(1,070,766,769)
Net decrease in net assets from capital transactions	$(655,259,866)	$(672,598,091)
Net decrease in net assets	$(337,430,018)	$(19,769,439)
Net Assets
At beginning of year	$5,855,695,948	$5,875,465,387
At end of year	$5,518,265,930	$5,855,695,948

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Statement of Cash Flows

Year Ended
October 31, 2025
Cash Flows From Operating Activities
Net increase in net assets from operations	$317,829,848
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(3,018,888,056)
Investments sold and principal repayments	3,016,639,685
Decrease in short-term investments, net	5,617,027
Net amortization/accretion of premium (discount)	(21,239,092)
Amortization of prepaid upfront and agency fees on notes payable	3,637,966
Decrease in interest and dividends receivable	3,932,159
Decrease in dividends receivable from affiliated investments	53,628
Increase in receivable for open swap contracts	(23,256)
Increase in Trustees’ deferred compensation plan	(13,190)
Increase in receivable from affiliates	(21,430)
Decrease in cash collateral due to brokers	(5,510,000)
Increase in variation margin on open centrally cleared swap contracts	136,884
Decrease in payable to affiliates for investment adviser fee	(86,197)
Increase in payable to affiliates for Trustees' deferred compensation plan	13,190
Decrease in accrued expenses	(962,675)
Increase in unfunded loan commitments	4,528,976
Net change in unrealized (appreciation) depreciation from investments	19,695,657
Net change in unrealized (appreciation) depreciation from forward foreign currency exchange contracts	7,479,813
Net realized loss from investments	125,535,708
Net cash provided by operating activities	$458,356,645
Cash Flows From Financing Activities
Proceeds from capital contributions	$839,017,134
Payments for capital withdrawals	(1,494,277,000)
Proceeds from notes payable	1,075,000,000
Repayments of notes payable	(950,000,000)
Payment of prepaid upfront and agency fees on notes payable	(3,600,000)
Net cash used in financing activities	$(533,859,866)
Net decrease in cash and restricted cash*	$(75,503,221)
Cash and restricted cash at beginning of year (including foreign currency)	$163,217,095
Cash and restricted cash at end of year (including foreign currency)	$87,713,874
Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$77,250,592
*	Includes net change in unrealized (appreciation) depreciation on foreign currency of $722,470.
The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

October 31, 2025
Cash	$29,664,307
Deposits for derivatives collateral:
Centrally cleared swap contracts	9,689,795
OTC derivatives	4,790,000
Foreign currency	43,569,772
Total cash and restricted cash as shown on the Statement of Cash Flows	$87,713,874

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Financial Highlights

	Year Ended October 31,
	2025	2024	2023	2022	2021
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):(1)
Expenses excluding interest and fees	0.55%	0.57%	0.56%	0.52%	0.53%
Interest and fee expense	1.30%	1.66%	1.81%	0.47%	0.32%
Total expenses	1.85%	2.23%	2.37%	0.99%	0.85%
Net expenses	1.85%(2)	2.23%(2)	2.37%(2)	0.99%(2)	0.85%
Net investment income	8.07%	9.30%	9.01%	5.16%	4.19%
Portfolio Turnover	42%	35%	18%	27%	28%
Total Return	5.91%	11.64%	12.42%	(4.22)%	9.75%
Net assets, end of year (000’s omitted)	$5,518,266	$5,855,696	$5,875,465	$7,369,505	$8,423,553
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund and in other affiliated funds (equal to less than 0.005% of average daily net assets for the years ended October 31, 2025, 2024, 2023 and 2022).

See Notes to Financial Statements.

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements

1  Significant Accounting Policies
Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2025, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 88.6%, 9.4% and 2.0%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day. Exchange-traded funds are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees in connection with investments in senior floating-rate loans may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned and included in Other income on the Statement of Operations. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2025, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Unfunded Loan Commitments—The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
I  Forward Foreign Currency Exchange Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
J  Credit Default Swaps— When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (CCP) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
K  Segment Reporting—During this reporting period, the Portfolio adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of average daily gross assets as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1 billion	0.5000%
In excess of $1 billion up to and including $2 billion	0.4500%
In excess of $2 billion up to and including $7 billion	0.4000%
In excess of $7 billion up to and including $10 billion	0.3875%
In excess of $10 billion up to and including $15 billion	0.3750%
In excess of $15 billion	0.3625%
Gross assets are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed. For the year ended October 31, 2025, the Portfolio’s investment adviser fee amounted to $30,322,363 or 0.51% of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley, and in other affiliated funds. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees/advisory fees paid by the Portfolio due to its investment in the Liquidity Fund and in other affiliated funds. For the year ended October 31, 2025, the investment adviser fee paid was reduced by $286,924 relating to the Portfolio's investment in the Liquidity Fund and in other affiliated funds.
During the year ended October 31, 2025, BMR reimbursed the Portfolio $13,475 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $3,018,802,900 and $3,015,326,317, respectively, for the year ended October 31, 2025.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$7,302,673,662
Gross unrealized appreciation	$64,194,229
Gross unrealized depreciation	(282,111,331)
Net unrealized depreciation	$(217,917,102)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2025 is included in the Portfolio of Investments. At October 31, 2025, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return, to seek to hedge against interest rate fluctuations or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2025, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.
The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may,under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2025.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2025 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Total
Not applicable	$10,282,605(1)	$ —	$10,282,605
Receivable for open forward foreign currency exchange contracts	—	10,414,494	10,414,494
Receivable for open swap contracts	23,256	—	23,256
Total Asset Derivatives	$10,305,861	$10,414,494	$20,720,355
Derivatives not subject to master netting or similar agreements	$10,282,605	$ —	$10,282,605
Total Asset Derivatives subject to master netting or similar agreements	$23,256	$10,414,494	$10,437,750
(1)	Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open centrally cleared swap contracts, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio's derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of October 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Australia and New Zealand Banking Group Limited	$569,639	$ —	$ —	$(130,000)	$439,639
Deutsche Bank AG	1,655,127	—	—	(740,000)	915,127
Goldman Sachs International	23,256	—	—	—	23,256
HSBC Bank USA, N.A.	1,946,120	—	(1,731,004)	—	215,116
Standard Chartered Bank	4,860,196	—	(1,448,064)	(2,400,000)	1,012,132
State Street Bank and Trust Company	1,383,412	—	—	(1,383,412)	—
	$10,437,750	$—	$(3,179,068)	$(4,653,412)	$2,605,270
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure  for the year ended October 31, 2025 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Total
Net realized gain (loss):
Swap contracts	$1,107,926	$ —	$1,107,926
Forward foreign currency exchange contracts	—	(9,153,038)	(9,153,038)
Total	$1,107,926	$(9,153,038)	$(8,045,112)
Change in unrealized appreciation (depreciation):
Swap contracts	$543,679	$ —	$543,679
Forward foreign currency exchange contracts	—	(7,479,813)	(7,479,813)
Total	$543,679	$(7,479,813)	$(6,936,134)
The average notional amounts of derivative contracts outstanding during the year ended October 31, 2025, which are indicative of the volume of these derivative types, were approximately as follows:
Forward Foreign Currency Exchange Contracts(1)	Swap Contracts
$960,412,000	$27,923,000
(1)	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
6  Revolving Credit and Security Agreement
The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the “Loan Facility”), with Toronto Dominion Bank as direct lender and agent and certain other banks as direct lenders that allows it to borrow up to $2 billion and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio. The Loan Facility is in effect through April 30, 2026. Interest is generally charged at a rate equal to the 1-Month Term Secured Overnight Financing Rate (SOFR) plus 0.11448% credit spread adjustment. On May 1, 2025, the Portfolio paid upfront fees equal to 0.15% of the total commitment amount under the Loan Facility and agency fees of $600,000, which are being amortized to interest expense through April 30, 2026. The Portfolio also pays (1) a drawn fee equal to 0.95% per annual on outstanding borrowings, and (2) a liquidity fee equal to 0.25% per annum of the undrawn amount under the Loan Facility. The Portfolio also incurred upfront and agency fees that were being amortized through May 1, 2025, of which $1,856,984 is included in interest expense for the year ended October 31, 2025.
Drawn and liquidity fees for the year ended October 31, 2025 totaled $14,059,748 and are included in interest expense and fees on the Statement of Operations. Unamortized upfront and agency fees at October 31, 2025 are approximately $1,819,000 and are included in prepaid upfront and agency fees on notes payable on the Statement of Assets and Liabilities. At October 31, 2025, the Portfolio had borrowings outstanding under the Loan Facility of $1.525 billion at an annual interest rate of 4.15%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at October 31, 2025 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2025. For the year ended October 31, 2025, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,298,013,699 and 4.52%, respectively.

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

7  Affiliated Investments
At October 31, 2025, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $117,770,254, which represents 2.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ —	$ 38,829,240	$ —	$ —	$(613,665)	$ 38,215,575	$1,703,440	772,500
Short-Term Investments
Liquidity Fund	90,192,805	2,894,466,874	(2,905,105,000)	—	—	79,554,679	4,626,971	79,554,679
Total				$ —	$(613,665)	$117,770,254	$6,330,411
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 151,869,713	$ —	$ 151,869,713
Common Stocks	663,314	55,499,482	21,204,126	77,366,922
Corporate Bonds	—	437,772,747	—	437,772,747
Exchange-Traded Funds	38,215,575	—	—	38,215,575
Preferred Stocks	—	4,484,690	12,625,600	17,110,290
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,274,903,422	2,942,113	6,277,845,535
Warrants	—	—	0	0
Short-Term Investments:
Affiliated Fund	79,554,679	—	—	79,554,679
U.S. Treasury Obligations	—	5,021,099	—	5,021,099
Total Investments	$118,433,568	$6,929,551,153	$36,771,839	$7,084,756,560
Forward Foreign Currency Exchange Contracts	$ —	$ 10,414,494	$ —	$ 10,414,494
Swap Contracts	—	10,305,861	—	10,305,861
Total	$118,433,568	$6,950,271,508	$36,771,839	$7,105,476,915
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Senior Debt Portfolio
October 31, 2025
Notes to Financial Statements — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2025 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Credit Risk
The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
10  Commitments and Contingencies
In connection with the Serta Chapter 11 bankruptcy proceeding, on December 31, 2024, the U.S. Fifth Circuit Court of Appeals reversed a bankruptcy court’s ruling that held permissible an “uptier” agreement (the “2020 Agreement”) entered into by Serta with certain participating lenders, including the Portfolio. The 2020 Agreement had the effect of subordinating the existing debt of certain non-participating lenders to that of the participating lenders. The non-participating lenders brought claims for breach of contract, arguing that the participating lenders had breached an earlier agreement by entering into the 2020 Agreement. The appellate court found that the bankruptcy court had erred in determining that the 2020 Agreement was permitted by the terms of the earlier agreement and remanded the breach of contract claims for further consideration by the bankruptcy court. The appellate court further held that indemnification of the participating lenders in the 2020 Agreement was impermissible under the U.S. Bankruptcy Code.
A request by the Portfolio and the other participating lenders for a rehearing of this matter before the Fifth Circuit en banc was denied. The matter has been remanded to the bankruptcy court to determine whether the participating lenders are liable for the breach of contract claims. A trial is scheduled to begin in February 2026. At this time, the Portfolio cannot reliably predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value.

Senior Debt Portfolio
October 31, 2025
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2025, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2025, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities and senior loans owned as of October 31, 2025, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2025
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 12, 2025, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2025, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and for each sub-adviser not affiliated with the adviser;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Reports regarding the financial results and condition of the adviser and certain of its affiliates and of each sub-adviser not affiliated with the adviser;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For the Eaton Vance Fund structured as an interval fund, information regarding the interval fund’s periodic repurchase offers under Rule 23c-3 and related policies and procedures;
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 12, 2025 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Senior Debt Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered each Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Fund and to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2024. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2024, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Eaton Vance
Floating-Rate Advantage Fund
October 31, 2025
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

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EAFAX-NCSR    10.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	December 23, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	December 23, 2025